Changes in accounting policies - Additional information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Other Disclosures [Line Items]
Deferred tax liabilities	$ 3,078			$ 3,164	[1]
Deferred tax assets	3,085			2,796	[1]
Profit after tax for the period	$ 4,947	$ 9,448	[2]
Impact of IAS 12 amendments
Other Disclosures [Line Items]
Deferred tax liabilities				(437)
Deferred tax assets				30
Close-Down And Restoration Obligations, Related Capitalised Closure Costs And Additional Gross Deferred Tax Liabilities | Impact of IAS 12 amendments
Other Disclosures [Line Items]
Deferred tax liabilities				922
Deferred tax assets				1,380
Lease Liabilities And Related Right-Of-Use Assets | Impact of IAS 12 amendments
Other Disclosures [Line Items]
Deferred tax liabilities				140
Deferred tax assets				$ 149
Depreication Of Closure, Right Of Use Assets, And Settlement Of Closure And Lease Liabilities | Impact of IAS 12 amendments
Other Disclosures [Line Items]
Profit after tax for the period		$ 35

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.